Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income for basic and diluted net income per share	¥ 501,065	$ 79,041	¥ 508,247	¥ 470,717
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,551,075	121,551,075	121,551,075	121,551,075
Earnings per share
Basic | (per share)	¥ 4.12	$ 0.65	¥ 4.18	¥ 3.87
Diluted | (per share)	¥ 4.12	$ 0.65	¥ 4.18	¥ 3.87